UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave.
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report
December 31, 2015

Falah Russell-IdealRatings U.S. Large Cap ETF
Ticker: FIA

Falah Russell-IdealRatings U.S. Large Cap ETF

Falah Russell-IdealRatings U.S. Large Cap ETF

Dear FIA Shareholders,

Thank you for your investment in Falah Russell-IdealRatings U.S. Large Cap ETF (the “Fund” or “FIA”). The information presented in this Report relates to the operations of FIA, ticker symbol of the Fund, for the period ended December 31, 2015.

As a reminder, The Russell-IdealRatings Islamic U.S. Large Cap Index (the “Index”) is composed of the common stock of Shariah compliant large capitalization U.S. companies. The Index is composed by evaluating the components of the Russell 1000® Index (which includes approximately 1000 of the largest U.S. securities by market capitalization) based on specific financials-based and sector filters to create a final universe of companies that comply with Shariah principles at the time of the inclusion in the Index. The Index is market capitalization weighted at the time of each reconstitution.

For the 6-month time period ending December 31, 2015, the fund was down 0.70% at NAV. This compares to the Russell-Ideal Ratings Islamic US Large Cap Index, a broad market Index that was down 0.31% during the same time period.

The largest positive contributor to return for the period was Microsoft Corporation (MSFT), gaining 27.35% and adding 0.92% to the return of the Fund. The second largest contributor was Alphabet Inc. Class A (GOOGL), gaining 44.07% and contributing 0.59% to the return of the Fund for the period. The third most positive contributor for the period was Alphabet Inc. Class C (GOOG), gaining 45.80% and contributing 0.59% to the return of the Fund.

The largest negative contributor to return for the period was Apple Inc. (AAPL), declining 15.34% and reducing the return of the Fund by 1.02%. The second largest negative contributor was Gilead Sciences, Inc. (GILD), down 12.86% and detracting 0.22% from the return of the Fund. The third largest detractor to return for the period was Biogen Inc. (BIIB), down 24.16% and detracting 0.21% from the return of the Fund.

The best performing security in the Fund during the period was Keurig Green Mountain, Inc. (GMCR) gaining 67.53% and contributing 0.03% to the return of the Fund. The second best performing security in the Fund was Alphabet Inc. Class C (GOOG), gaining 45.80% and contributing 0.59% to the return of the Fund. The third best performing security for the period was Alphabet Inc. Class A. (GOOGL), returning 44.07% and contributing 0.59% to the return of the Fund.

The worst performing security in the Fund during the period was Joy Global Inc. (JOY), declining 66.91% and detracting 0.07%. The second worst performing security was GoPro Inc. Class A . (GPRO), down 65.95% and detracting 0.04% for the period and the third worst performing security was Chemours Co. (CC), declining 59.54% and detracting 0.02% from the return of the Fund.

Falah Russell-IdealRatings U.S. Large Cap ETF

FIA began distributing income to shareholders on a quarterly basis in March of 2015 and continued its quarterly distributions most recently in December of 2015.

We appreciate your investment in the Falah Russell-IdealRatings U.S. Large Cap ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Fund is not actively managed and may be affected by a general decline in market segments related to the index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments on page 4.

The Falah Russell-Ideal Ratings U.S. Large Cap ETF is distributed by Quasar Distributions, LLC.

You cannot invest directly in an index.

Falah Russell-IdealRatings U.S. Large Cap ETF

PORTFOLIO ALLOCATION
As of December 31, 2015 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	31.5%
Health Care	21.9
Consumer Discretionary	12.4
Consumer Staples	11.1
Energy	9.1
Industrials	9.0
Materials	3.9
Financials	1.0
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Shares		Value

	COMMON STOCKS – 99.0%

	Consumer Discretionary – 12.4%
9	Advance Auto Parts, Inc.	$1,355
4	AutoZone, Inc. (a)	2,968
24	Bed Bath & Beyond, Inc. (a)	1,158
37	BorgWarner, Inc.	1,599
19	Brunswick Corporation	960
3	Chipotle Mexican Grill, Inc. (a)	1,440
51	Coach, Inc.	1,669
32	Delphi Automotive plc	2,743
36	Dollar General Corporation	2,587
14	DSW, Inc.	334
15	Expedia, Inc.	1,864
20	Foot Locker, Inc.	1,302
12	Fossil Group, Inc. (a)	439
17	Gap, Inc.	420
22	Genuine Parts Company	1,890
52	Hanesbrands, Inc.	1,530
11	Harman International Industries, Inc.	1,036
21	Hasbro, Inc.	1,415
159	Home Depot, Inc.	21,028
104	Johnson Controls, Inc.	4,107
30	L Brands, Inc.	2,875
14	Lear Corporation	1,720
13	Leggett & Platt, Inc.	546
29	Liberty Ventures (a)	1,308
52	LKQ Corporation (a)	1,541
117	Lowe’s Companies, Inc.	8,897
16	Lululemon Athletica, Inc. (a)	839
23	Mattel, Inc.	625
130	McDonald’s Corporation	15,358
18	Michael Kors Holdings, Ltd. (a)	721
10	Mohawk Industries, Inc. (a)	1,894
41	Newell Rubbermaid, Inc.	1,807
170	Nike, Inc.	10,625
24	Nordstrom, Inc.	1,195
11	O’Reilly Automotive, Inc. (a)	2,788
7	Priceline Group, Inc. (a)	8,925

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited) (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
91	PulteGroup, Inc.	$1,622
5	Ralph Lauren Corporation	557
56	Ross Stores, Inc.	3,013
10	Signet Jewelers, Ltd.	1,237
97	Staples, Inc.	919
184	Starbucks Corporation	11,045
78	Target Corporation	5,664
12	Tesla Motors, Inc. (a)	2,880
16	Tiffany & Company	1,221
88	TJX Companies, Inc.	6,240
18	Tractor Supply Company	1,539
20	TripAdvisor, Inc. (a)	1,705
16	Tupperware Brands Corporation	890
8	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,480
23	Under Armour, Inc. (a)	1,854
46	V.F. Corporation	2,863
13	Williams-Sonoma, Inc.	759
		158,996

	Consumer Staples – 11.1%
89	Archer-Daniels-Midland Company	3,264
31	Campbell Soup Company	1,629
20	Church & Dwight Company, Inc.	1,698
16	Clorox Company	2,029
467	Coca-Cola Company	20,062
124	Colgate-Palmolive Company	8,261
137	CVS Health Corporation	13,394
24	Dr Pepper Snapple Group, Inc.	2,237
30	Estée Lauder Companies, Inc.	2,642
34	Flowers Foods, Inc.	731
88	General Mills, Inc.	5,074
12	Hershey Company	1,071
11	Keurig Green Mountain, Inc.	990
42	Kimberly-Clark Corporation	5,347
20	McCormick & Company, Inc.	1,711
20	Mead Johnson Nutrition Company	1,579
215	Mondelez International, Inc.	9,641

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited) (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Consumer Staples (Continued)
18	Monster Beverage Corporation (a)	$2,681
192	Pepsico, Inc.	19,185
323	Procter & Gamble Company	25,649
60	Sysco Corporation	2,460
111	Walgreens Boots Alliance, Inc.	9,452
38	Whitewave Foods Company (a)	1,479
		142,266

	Energy – 9.1%
57	Baker Hughes, Inc.	2,631
106	Cabot Oil & Gas Corporation	1,875
12	Cameron International Corporation (a)	758
219	Chevron Corporation	19,701
17	Cimarex Energy Company	1,520
27	Concho Resources, Inc. (a)	2,507
17	CVR Energy, Inc.	669
19	Diamondback Energy, Inc. (a)	1,271
21	Dril-Quip, Inc. (a)	1,244
67	EOG Resources, Inc.	4,743
502	Exxon Mobil Corporation	39,131
58	Frank’s International NV	968
47	Gulfport Energy Corporation (a)	1,155
79	Halliburton Company	2,689
17	Helmerich & Payne, Inc.	910
32	HollyFrontier Corporation	1,277
150	Kosmos Energy, Ltd. (a)	780
81	Marathon Petroleum Corporation	4,199
21	National Oilwell Varco, Inc.	703
77	Occidental Petroleum Corporation	5,206
78	Phillips 66	6,380
12	Pioneer Natural Resources Company	1,505
78	RPC, Inc.	932
140	Schlumberger, Ltd.	9,765
51	Valero Energy Corporation	3,606
		116,125

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited) (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Financials – 0.1%
50	CBRE Group, Inc. (a)	$1,729

	Health Care – 21.9%
188	Abbott Laboratories	8,443
213	AbbVie, Inc.	12,618
27	Alexion Pharmaceuticals, Inc. (a)	5,150
18	Align Technology, Inc. (a)	1,185
16	Alkermes plc (a)	1,270
27	AmerisourceBergen Corporation	2,800
95	Amgen, Inc.	15,421
3	Athenahealth, Inc. (a)	483
68	Baxalta, Inc.	2,654
29	Biogen Idec, Inc. (a)	8,884
20	BioMarin Pharmaceutical, Inc. (a)	2,095
5	Bluebird Bio, Inc. (a)	321
167	Boston Scientific Corporation (a)	3,079
207	Bristol-Myers Squibb Company	14,240
32	Bruker Corporation (a)	777
40	Cardinal Health, Inc.	3,571
98	Celgene Corporation (a)	11,736
39	Cerner Corporation (a)	2,347
6	Charles River Laboratories International, Inc. (a)	482
6	Cooper Companies, Inc.	805
10	CR Bard, Inc.	1,894
25	DENTSPLY International, Inc.	1,521
9	DexCom, Inc. (a)	737
37	Edwards Lifesciences Corporation (a)	2,922
122	Eli Lilly and Company	10,280
96	Express Scripts Holding Company (a)	8,391
183	Gilead Sciences, Inc.	18,518
11	Henry Schein, Inc. (a)	1,740
9	IDEXX Laboratories, Inc. (a)	656
17	Illumina, Inc. (a)	3,263
14	Incyte Corporation (a)	1,518
4	Intuitive Surgical, Inc. (a)	2,185
15	Ionis Pharmaceuticals, Inc. (a)	929
8	Jazz Pharmaceuticals plc (a)	1,124

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited) (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Health Care (Continued)
339	Johnson & Johnson	$34,822
28	McKesson Corporation	5,522
20	Medivation, Inc. (a)	967
18	MEDNAX, Inc. (a)	1,290
350	Merck & Co, Inc.	18,487
5	Mettler-Toledo International, Inc. (a)	1,696
50	Mylan NV (a)	2,704
35	OPKO Health, Inc. (a)	352
15	PerkinElmer, Inc.	804
763	Pfizer, Inc.	24,630
47	Qiagen NV (a)	1,300
10	Regeneron Pharmaceuticals, Inc. (a)	5,429
24	ResMed, Inc.	1,289
12	Seattle Genetics, Inc. (a)	539
40	St. Jude Medical, Inc.	2,471
46	Stryker Corporation	4,275
52	Thermo Fisher Scientific, Inc.	7,376
6	United Therapeutics Corporation (a)	940
11	Universal Health Services, Inc.	1,314
16	Varian Medical Systems, Inc. (a)	1,293
30	Vertex Pharmaceuticals Inc. (a)	3,775
13	Waters Corporation (a)	1,750
63	Zoetis, Inc.	3,019
		280,083

	Industrials – 9.0%
85	3M Company	12,804
6	Acuity Brands, Inc.	1,403
9	Alaska Air Group, Inc.	725
10	Allegion plc	659
12	Carlisle Companies Inc.	1,064
15	Cintas Corporation	1,366
33	Colfax Corporation (a)	771
148	CSX Corporation	3,841
34	Cummins, Inc.	2,992
87	Danaher Corporation	8,081
102	Delta Air Lines, Inc.	5,170

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited) (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Industrials (Continued)
81	Eaton Corporation plc	$4,215
60	Emerson Electric Company	2,870
17	Equifax, Inc.	1,893
38	Expeditors International of Washington, Inc.	1,714
26	Fastenal Company	1,061
35	FedEx Corporation	5,215
30	Fortune Brands Home & Security, Inc.	1,665
19	IDEX Corporation	1,456
12	IHS, Inc. (a)	1,421
50	Illinois Tool Works, Inc.	4,634
44	Ingersoll-Rand plc	2,433
15	JB Hunt Transportation Services, Inc.	1,100
47	Kennametal, Inc.	902
16	Kirby Corporation (a)	842
11	MSC Industrial Direct Company, Inc.	619
13	Nordson Corporation	834
72	NOW, Inc. (a)	1,139
21	Robert Half International, Inc.	990
25	Rockwell Automation, Inc.	2,565
13	Roper Technologies, Inc.	2,467
8	Snap-on, Inc.	1,371
98	Southwest Airlines Company	4,220
12	Spirit Airlines, Inc. (a)	478
29	Stanley Black & Decker, Inc.	3,095
6	Stericycle, Inc. (a)	724
25	Tyco International, Ltd.	797
102	Union Pacific Corporation	7,976
98	United Parcel Service, Inc.	9,431
11	Valmont Industries, Inc.	1,166
8	W.W. Grainger, Inc.	1,621
12	WABCO Holdings, Inc. (a)	1,227
23	Wabtec Corporation	1,636
50	Xylem, Inc.	1,825
		114,478

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited) (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Information Technology – 31.5%
41	3D Systems Corporation (a)	$356
84	Accenture plc	8,778
66	Adobe Systems, Inc. (a)	6,200
27	Akamai Technologies, Inc. (a)	1,421
36	Alphabet, Inc.- Class A (a)	28,008
36	Alphabet, Inc.- Class C (a)	27,320
24	Amdocs, Ltd.	1,310
720	Apple, Inc.	75,787
80	Applied Materials, Inc.	1,494
108	Atmel Corporation	930
21	Autodesk, Inc. (a)	1,280
56	Automatic Data Processing, Inc.	4,744
32	Avago Technologies Ltd.	4,645
55	Broadcom Corporation	3,180
15	Broadridge Financial Solutions, Inc.	806
88	Brocade Communications Systems, Inc.	808
64	CA, Inc.	1,828
62	Cadence Design System, Inc. (a)	1,290
26	CDK Global, Inc.	1,234
28	Citrix Systems, Inc. (a)	2,118
80	Cognizant Technology Solutions Corporation (a)	4,802
198	Corning, Inc.	3,619
6	CoStar Group, Inc. (a)	1,240
35	Cree, Inc. (a)	933
72	Cypress Semiconductor Corporation	706
18	Dolby Laboratories, Inc.	606
159	eBay, Inc. (a)	4,369
249	EMC Corporation	6,394
12	F5 Networks, Inc. (a)	1,164
266	Facebook, Inc. (a)	27,840
12	FleetCor Technologies, Inc. (a)	1,715
13	Gartner, Inc. (a)	1,179
552	Intel Corporation	19,016
107	International Business Machines Corporation	14,725
34	Intuit, Inc.	3,281
71	Juniper Networks, Inc.	1,960

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited) (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
2	KLA-Tencor Corporation	$139
54	Linear Technology Corporation	2,293
14	LinkedIn Corporation (a)	3,151
61	Maxim Integrated Products, Inc.	2,318
47	Microchip Technology, Inc.	2,187
104	Micron Technology, Inc. (a)	1,473
988	Microsoft Corporation	54,814
12	Motorola Solutions, Inc.	821
24	National Instruments Corporation	689
81	ON Semiconductor Corporation (a)	794
411	Oracle Corporation	15,014
9	Palo Alto Networks, Inc. (a)	1,585
50	Paychex, Inc.	2,644
20	PTC, Inc. (a)	693
19	Qorvo, Inc. (a)	967
174	QUALCOMM, Inc.	8,697
26	Red Hat, Inc. (a)	2,153
84	salesforce.com, Inc. (a)	6,586
27	SanDisk Corporation	2,052
21	ServiceNow, Inc. (a)	1,818
20	Splunk, Inc. (a)	1,176
108	Symantec Corporation	2,268
27	Synopsys, Inc. (a)	1,231
61	Teradyne, Inc.	1,261
145	Texas Instruments, Inc.	7,947
15	Total System Services, Inc.	747
61	Twitter, Inc. (a)	1,412
29	VeriFone Systems, Inc. (a)	813
10	VeriSign, Inc. (a)	874
30	Western Digital Corporation	1,802
18	Workday, Inc. (a)	1,434
131	Yahoo!, Inc. (a)	4,357
		403,296

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited) (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Materials – 3.9%
32	Air Products & Chemicals, Inc.	$4,164
15	AptarGroup, Inc.	1,090
17	Avery Dennison Corporation	1,065
18	Bemis Company, Inc.	804
27	Celanese Corporation	1,818
10	Compass Minerals International, Inc.	753
108	E.I. du Pont de Nemours and Company	7,193
14	Eagle Materials, Inc.	846
32	Ecolab, Inc.	3,660
35	LyondellBasell Industries NV	3,042
14	Martin Marietta Materials, Inc.	1,912
62	Monsanto Company	6,108
65	Mosaic Company	1,793
8	Nucor Corporation	322
32	PPG Industries, Inc.	3,162
24	Praxair, Inc.	2,458
19	RPM International, Inc.	837
10	Sherwin-Williams Company	2,596
27	Sonoco Products Company	1,103
45	Southern Copper Corporation	1,175
46	Tahoe Resources, Inc.	399
14	Vulcan Materials Company	1,330
13	W.R. Grace & Company (a)	1,295
12	Westlake Chemical Corporation	652
		49,577
	TOTAL COMMON STOCKS (Cost $1,199,865)	1,266,550

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited) (Continued)

Shares		Value

	REAL ESTATE INVESTMENTS TRUSTS – 0.9%

	Financials – 0.9%
17	Avalonbay Communities, Inc.	$3,130
9	Federal Realty Investment Trust	1,315
19	Public Storage	4,707
88	Weyerhaeuser Company	2,638
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $10,163)	11,790
	Total Investments – 99.9%
	(Cost $1,210,028)	1,278,340
	Other Assets in Excess of Liabilities – 0.1%	720
	TOTAL NET ASSETS – 100.0%	$1,279,060

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2015 (Unaudited)

ASSETS
Investments in securities, at value (Cost $1,210,028)	$1,278,340
Dividends receivable	1,032
Receivable for investments sold	1,166
Cash	3,267
Total assets	1,283,805

LIABILITIES
Distributions payable	3,979
Management fees payable	766
Total liabilities	4,745
NET ASSETS	$1,279,060

Net Assets Consist of:
Paid-in capital	$1,230,901
Undistributed (accumulated) net investment income (loss)	56
Accumulated net realized gain (loss) on investments	(20,209)
Net unrealized appreciation (depreciation) on investments	68,312
Net assets	$1,279,060

Net Asset Value
Net assets	$1,279,060
Shares outstanding^	50,000
Net asset value, offering and redemption price per share	$25.58

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2015 (Unaudited)

INCOME
Dividends (net of withholding tax $3)	$12,161
Total investment income	12,161

EXPENSES
Management fees	4,505
Total Expenses	4,505
Net investment income	7,656

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(7,647)
Change in unrealized appreciation (depreciation) on investments	(9,267)
Net realized and unrealized gain (loss) on investments	(16,914)
Net increase (decrease) in net assets
resulting from operations	$(9,258)

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2015	Period Ended
	(Unaudited)	June 30, 2015*
OPERATIONS
Net investment income (loss)	$7,656	$11,285
Net realized gain (loss)
on investments	(7,647)	7,987
Change in unrealized appreciation
(depreciation) of investments	(9,267)	77,579
Net increase (decrease) in net
assets resulting from operations	(9,258)	96,851

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(7,628)	(11,405)
Total distributions to shareholders	(7,628)	(11,405)

CAPITAL SHARE TRANSACTIONS
Net proceeds from shares sold	—	1,210,500
Net increase (decrease) in net assets
derived from capital
share transactions (a)	—	1,210,500
Net increase (decrease) in net assets	$(16,886)	$1,295,946

NET ASSETS
Beginning of Period	$1,295,946	$—
End of Period	$1,279,060	$1,295,946
Undistributed (accumulated)
net investment income (loss)	$56	$—

(a)	A summary of capital share transactions is as follows:

	Six Months Ended		Period Ended
	December 31, 2015		June 30, 2015*
	(Unaudited)
	Shares	Amount	Shares	Amount
Subscriptions	—	$—	100,000	$2,463,000
Redemptions	—	—	(50,000)	1,252,500
	—	$—	50,000	$1,210,500

*	Fund commend operations on October 1, 2014. The information presented is for the period from October 1, 2014 to June 30, 2015.

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six Months Ended
	December 31, 2015		Period Ended
	(Unaudited)		June 30, 2015(1)

Net asset value,
beginning of period	$25.92		$24.63

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.15		0.21
Net realized and unrealized
gain (loss) on investments	(0.34)		1.31
Total from investment operations	(0.19)		1.52

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.15)		(0.23)
Total distributions	(0.15)		(0.23)

Net asset value, end of period	$25.58		$25.92

Total return	(0.70	)%(3)	6.17	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$1,279		$1,296

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.70	%(4)	0.70	%(4)
Net investment income (loss)
to average net assets	1.19	%(4)	1.07	%(4)

Portfolio Turnover Rate(5)	6	%(3)	20	%(3)

(1)	Commencement of operations on October 1, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Falah Russell-IdealRatings U.S. Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

Falah Russell-IdealRatings U.S. Large Cap ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before expenses and fees, track the Russell-Ideal Ratings Islamic U.S. Large Cap Index. The Fund commenced operations on October 1, 2014. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Shares of the Fund are listed and traded on The NASDAQ Stock Market, LLC (“NASDAQ”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in amounts less than a Creation Unit in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for the Fund is $1,000. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There

Falah Russell-IdealRatings U.S. Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited) (Continued)

were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Falah Russell-IdealRatings U.S. Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited) (Continued)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,266,550	$—	$—	$1,266,550
Real Estate
Investment Trusts	11,790	—	—	11,790
Total Investments
in Securities	$1,278,340	$—	$—	$1,278,340

^ See Schedule of Investments for sector breakouts.

During the six months ended December 31, 2015, the Fund did not recognize any transfers to or from Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

Falah Russell-IdealRatings U.S. Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited) (Continued)

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended June 30, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the Fund did not incur any interest or penalties.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At June 30, 2015, the Fund’s post-October capital loss was $12,067. At June 30, 2015, the Fund had $0 in short-term capital loss carryforward available for federal income tax purposes.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions from net realized gains on securities are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the

Falah Russell-IdealRatings U.S. Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited) (Continued)

total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NASDAQ is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to December 31, 2015, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging in consultation with Mellon Capital Management, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.70% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance

Falah Russell-IdealRatings U.S. Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited) (Continued)

monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2015, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $80,313 and $73,971, respectively.

For the six months ended December 31, 2015, there were no purchases or sales of U.S. Government securities.

For the six months ended December 31, 2015, there were no in-kind transactions associated with creations and redemptions.

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined for the semi-annual period ended December 31, 2015.

The cost basis of investments for federal income tax purposes as of December 31, 2015 was as follows:

Cost of investments	$1,210,495
Gross tax unrealized appreciation	137,751
Gross tax unrealized depreciation	(69,966)
Net tax unrealized appreciation	$67,845

Falah Russell-IdealRatings U.S. Large Cap ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited) (Continued)

As of June 30, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

Net tax unrealized appreciation	$77,112
Undistributed ordinary income	—
Undistributed long term gain	—
Total distributable earnings	—
Other accumulated (loss)	12,067
Total accumulated gain	$65,045

The tax character of distributions paid by the Fund was as follows:

	December 31, 2015	June 30, 2015
Ordinary Income	$7,628	$11,405

Falah Russell-IdealRatings U.S. Large Cap ETF

EXPENSE EXAMPLE
For the Six Months Ended December 31, 2015 (Unaudited)

As a shareholder of Falah Russell-IdealRatings U.S. Large Cap ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 – December 31, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2015	December 31, 2015	During the Period(1)
Actual	$1,000.00	$ 993.00	$3.51
Hypothetical (5% annual	$1,000.00	$1,025.14	$3.56
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six month period, 184 days, and divided by the number of days in the most recent fiscal twelve month period, 365 days.

Falah Russell-IdealRatings U.S. Large Cap ETF

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on their website at www.falah-capital-etfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.falah-capital-etfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling toll free at (800) 617-0004, or accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.falah-capital-etfs.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, free of charge, on the Fund’s website at www.falah-capital-etfs.com.

Falah Russell-IdealRatings U.S. Large Cap ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser
Mellon Capital Management, LLC
50 Fremont Street, Suite 3900
San Francisco, California 94105

Index Provider
Falah Capital
1200 Westlake Avenue North, Suite 1006
Seattle, Washington 98109

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Falah Russell-IdealRatings U.S. Large Cap ETF
Symbol – FIA
CUSIP – 26922A800

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title) /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date March 4, 2016

By (Signature and Title)* /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date March 8, 2016